                               NEW ENGLAND LIFE
                               INSURANCE COMPANY

                           Zenith Survivorship Life

                      Supplement dated December 23, 1997
                        to Prospectus dated May 1, 1997

  The Policies to which this Supplement relates have the following differences from the Policies described in the Prospectus dated May 1, 1997:

    (1) Currently, NELICO intends that the 9% sales charge will be deducted from premium payments made in each Policy year (through the first 15 Policy years) until an amount equal to a Target Premium has been paid; premium payments during a Policy year in excess of this amount will not be subject to the sales charge. (See "Charges and Expenses--Deductions from Premiums" for a description of the sales charge.)

    The Target Premium for a Policy covering two insureds who are each assigned to a standard or better underwriting class equals the level annual premium necessary to keep a level death benefit Policy in-force until age 80 of the younger insured, if that insured's issue age is 60 or below, assuming charges are imposed at the guaranteed levels and a 4% rate of interest. (The Policy duration used for calculating the Target Premium is 20 years if the younger insured's issue age is above 60 up to 65, to age 85 of the younger insured if that insured's issue age is above 65 up to 80, and 5 years if the younger insured's issue age is above 80). If an insured is assigned to a class below standard, the Target Premium for the Policy will be up to 140% of the comparable Target Premium described above, depending on the underwriting class of each insured. Certain riders increase the Target Premium for the Policy above the amounts described herein. The Target Premium is designated on your personalized illustration.

    (2) Currently, the mortality and expense risk charge will be at an annual rate of .75% of sub-account assets, rather than .90%. (See "Charges and Expenses--Charges Against the Eligible Funds and the Sub-Accounts of the Variable Account" for a description of the mortality and expense risk charge.)

    (3) Currently, the monthly Administrative Charge that is deducted from cash value will be $0.16 per $1,000 of Policy face amount, rather than $0.12, in the first Policy year. In addition, instead of $0.06 per $1,000 of Policy face amount, the monthly Administrative Charge in the second through tenth Policy years will be, on a current basis, $0.05 per $1,000 of Policy face amount, for two insureds who are each assigned to a standard or better underwriting class; $0.075 per $1,000 of Policy face amount if only one insured is in a standard or better class; and $0.10 per $1,000 of Policy face amount if neither insured is in a standard or better class. In Policy years eleven and after, currently the monthly Administrative Charge will be $0.03 per $1,000 of Policy face amount rather than $0.06. The current monthly Administrative Charge will apply to no more than $4 million of Policy face amount beginning in the second Policy year. As a result, the maximum monthly charge currently deducted in the second Policy year, for example, will be $200 per month for two insureds who are each a standard or better risk and $400 per month if neither insured is a standard or better risk. This limit replaces the limit of $240 per month on the current Administrative Charge that is described in the prospectus. The guaranteed maximum monthly Administrative Charge ($0.16 per $1,000 of face amount in the first Policy year and $0.10 per $1,000 thereafter) remains as described in the Prospectus. (See "Charges and Expenses--Monthly Deduction from Cash Value" for a complete description of the monthly Administrative Charge.)

    (4) There will be three standard nonsmoker underwriting classes. Under a Policy with a face amount of $500,000 or more the available standard nonsmoker classes for an insured whose issue age is 20 through 75 are nonsmoker preferred and nonsmoker residual. For Policies with a face amount below $500,000 and for all insureds whose issue age is above 75, only the nonsmoker class is used. Among these three standard nonsmoker classes, the nonsmoker preferred class generally offers the most favorable rates on a current basis and the nonsmoker residual class generally offers the least favorable rates on a current basis. (See "Charges and Expenses--Monthly Deduction from Cash Value" for a discussion of the monthly charge for the cost of insurance and related underwriting classes.)

    (5) Currently, the effective interest rate credited on amounts taken from the Policy's sub-accounts as the result of a Policy loan is 4% per year for the first 15 Policy years and 5% thereafter. The guaranteed rate credited to such amounts remains as described in the Prospectus. In addition, for Policy years 16 and after, NELICO currently intends to base the loan value on 100% of the Policy's projected cash value, rather than 90%, as described in item (i) in the second paragraph under "Loan Provision" on Page A-26 of the Prospectus. On a guaranteed basis the loan value formula remains as described in the Prospectus. (See "Other Policy Features--Loan Provision".)

    (6) The maximum commissions payable with respect to sales of the Policies will be the percentages shown in the Prospectus under "NELICO's
  Distribution Agreement", multiplied by the Target Premium for the Policy, rather than the Benchmark Premium.

  The following paragraph is added to the end of the section "Exchange of Policy During First 24 Months" on pages A-30 and A-31:

  For a Policy issued in connection with certain group or sponsored arrangements, you may (if approved in your state) have the additional option of exchanging at any time during the first 36 months after the Policy's issue date, if the Policy has not lapsed, to a fixed-benefit term life insurance policy issued by NELICO or an affiliate. The terms and conditions applicable to the 24 month exchange option will also be applicable to this option. If your Policy has this feature, upon surrender of the Policy in the first 36 months, you will receive the greater of the Policy's net cash value and the value which you would receive upon exercise of the exchange to term insurance option.

  The first three paragraphs on page A-32 under "Additional Benefits by Rider" are replaced with the following, for Policies to which this Supplement relates:

ADDITIONAL BENEFITS BY RIDER

  A Policy can include additional benefits provided by rider to the Policy, subject to NELICO's underwriting and issuance standards. These additional benefits usually require an additional charge as part of the Monthly Deduction from cash value. The rider benefits available with the Policies provide fixed benefits that do not vary with the investment experience of the Variable Account, and rider benefits are subject to different terms, conditions, and guarantees than is the Policy.

  It may be to your economic advantage to include a significant portion or percentage of your insurance coverage under a joint life term rider to age 100.

  Reductions in or elimination of term rider coverage does not trigger the imposition of a surrender charge, and use of a term rider generally reduces sales compensation. However, charges deducted from the Policy's cash value to pay for term rider coverage no longer participate in the investment experience of the Separate Account; and the cost of term rider coverage (like the cost of coverage under the Policy) generally increases with the age of the covered individual.

                               ----------------

  For Policies covered by this Supplement, Policy charges differ from those described in the Prospectus as outlined above. Accordingly, the investment experience information set forth in Appendix B does not provide hypothetical illustrations of the investment experience of the Policies covered by this Supplement.

  For Policies covered by this Supplement, the disclosure and illustrations contained in Appendix A, pages A-52 through A-59, are replaced with the following:

                                  APPENDIX A

                       ILLUSTRATIONS OF DEATH BENEFITS,
        CASH VALUES, NET CASH VALUES AND ACCUMULATED SCHEDULED PREMIUMS

  The tables in Appendix A illustrate the way the Policies operate. They show how the death benefit, net cash value and cash value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on annual premium payments of $16,000 for a male and a female, both aged 55. The insureds are each assumed to be in the nonsmoker preferred risk classification. The Tables assume no rider benefits. Values are first given based on current mortality and other Policy charges and then based on guaranteed mortality and other Policy charges. Each illustration is given for a Policy with an Option A death benefit, a Policy with an Option B death benefit and a Policy with an Option C death benefit. A Policy with an Option D death benefit, under the circumstances illustrated, will have the same values as a Policy with an Option B death benefit. These tables may assist in the comparison of death benefits, net cash values and cash values for the Policies with those under other variable life insurance policies which may be issued by NELICO or other companies.

  Death benefits, net cash values and cash values for a Policy would be different from the amounts shown if the actual gross rates of return averaged 0%, 6% or 12%, but varied above and below that average for the period, if premiums were paid in other amounts or at other than annual intervals. They would also be different depending on the allocation of cash value among the Variable Account's sub-accounts, if the actual gross rate of return for all sub-accounts averaged 0%, 6% or 12%, but varied above or below that average for individual sub-accounts. They would also differ if any policy loan or partial surrender were made during the period of time illustrated, if either or both insureds were in a different risk classification, or if the Policies were issued on insureds of the same sex or at unisex rates.

  The death benefits, net cash values and cash values shown in the tables reflect: (i) deductions from premiums for the sales charge and state and federal premium tax charge; and (ii) a Monthly Deduction (consisting of a Policy fee, an administrative charge, a minimum death benefit guarantee charge, a charge for the cost of insurance and charges for any additional benefits) from the cash value on the first day of each Policy month. The net cash values reflect a Surrender Charge that is deducted from the cash value upon surrender, face reduction or lapse during the first 14 Policy years. The death benefits, net cash values and cash values also reflect a daily charge assessed against the Variable Account for mortality and expense risks equivalent to an annual charge of .75% (on a current basis) and .90% (on a guaranteed basis) of the average daily value of the assets in the Variable Account attributable to the Policies. (See "Charges and Expenses".) The illustrations are based on an average of the investment advisory fees and operating expenses incurred by the Eligible Funds, at an annual rate of .77% of the average daily net assets of the Eligible Funds. This average reflects voluntary expense cap and expense deferral arrangements between TNE Advisers and the Zenith Fund under which TNE Advisers bear operating expenses of the Zenith Fund Series (other than the Capital Growth Series) that exceed certain amounts. TNE Advisers could terminate the expense cap and expense deferral arrangements at any time. If TNE Advisers terminates these arrangements, the values illustrated on the following pages could be less. (See "Charges Against the Eligible Funds and the Sub-Accounts of the Variable Account".)

  Taking account of the charges for mortality and expense risks in the Variable Account and the average investment advisory fee and operating expenses of the Eligible Funds, the gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of - 1.51%, 4.40%, and 10.31%, respectively, based on NELICO's current charge for mortality and expense risks and -1.66%, 4.24% and 10.15%, respectively, based on NELICO's guaranteed maximum charge for mortality and expense risks. (See "Net Investment Experience".)

  The hypothetical rates of return shown in the tables do not reflect any tax charges attributable to the Variable Account since no such charges are currently made. If any such charges are imposed in the future, the gross annual rate of return would have to exceed the rates shown by an amount sufficient to cover the tax charges, in order to produce the death benefits, net cash values and cash values illustrated. (See "Charges for NELICO's Income Taxes".)

  The second column of each table shows the amount which would accumulate if an amount equal to the annual premium were invested to earn interest, after taxes, of 5% per year, compounded annually.

  The internal rate of return on net cash value is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the net cash value of the Policy. The internal rate of return on the death benefit is equivalent to an interest rate (after taxes) at which an amount equal to the illustrated premiums could have been invested outside the Policy to arrive at the death benefit of the Policy. The internal rate of return is compounded annually, and the premiums are assumed to be paid at the beginning of each Policy year.

  NELICO will furnish upon request a personalized illustration reflecting the proposed insureds' age, sex, underwriting classification, and the face amount or premium payment schedule requested. Where applicable, NELICO will also furnish upon request an illustration for a Policy which is not affected by the sex of the insureds.

  The illustrations using current Policy charges assume that the 9% sales charge is waived after the 15th policy year. For Policies issued in Pennsylvania, NELICO does not intend to waive this charge until after the 17th policy year. Purchasers in Pennsylvania should refer to a personalized illustration, which will reflect the longer duration of this sales charge.

                       MALE AND FEMALE BOTH ISSUE AGE 55

       $16,000 ANNUAL PREMIUM FOR NON-SMOKER PREFERRED UNDERWRITING RISK

                            $1,000,000 FACE AMOUNT

           OPTION A (ENHANCED WITH FACE AMOUNT)--FIXED DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

                             DEATH BENEFIT                  NET CASH VALUE                 CASH VALUE
         PREMIUMS        ASSUMING HYPOTHETICAL          ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL
 END    ACCUMULATED           GROSS ANNUAL                   GROSS ANNUAL                 GROSS ANNUAL
  OF       AT 5%           RATE OF RETURN OF              RATE OF RETURN OF            RATE OF RETURN OF
POLICY   INTEREST   -------------------------------- ---------------------------- ----------------------------
 YEAR    PER YEAR       0%         6%        12%        0%       6%       12%        0%       6%       12%
------  ----------- ---------- ---------- ---------- -------- -------- ---------- -------- -------- ----------
   1    $   16,800  $1,000,000 $1,000,000 $1,000,000 $  6,095 $  6,883 $    7,672 $ 12,163 $ 12,951 $   13,740
   2        34,440   1,000,000  1,000,000  1,000,000   19,379   21,751     24,217   25,447   27,819     30,285
   3        52,962   1,000,000  1,000,000  1,000,000   25,662   30,471     35,666   38,525   43,334     48,529
   4        72,410   1,000,000  1,000,000  1,000,000   38,532   46,659     55,781   51,395   59,522     68,644
   5        92,831   1,000,000  1,000,000  1,000,000   51,194   63,546     77,955   64,057   76,409     90,818
   6       114,272   1,000,000  1,000,000  1,000,000   65,030   82,540    103,780   76,508   94,018    115,258
   7       136,786   1,000,000  1,000,000  1,000,000   78,651  102,282    132,099   88,744  112,376    142,193
   8       160,425   1,000,000  1,000,000  1,000,000   92,053  122,798    163,163  100,761  131,507    171,871
   9       185,246   1,000,000  1,000,000  1,000,000  105,229  144,114    197,246  112,553  151,438    204,570
  10       211,309   1,000,000  1,000,000  1,000,000  118,172  166,254    234,654  124,111  172,193    240,593
  15       362,520   1,000,000  1,000,000  1,000,000  179,176  290,597    485,256  179,176  290,597    485,256
  20       555,508   1,000,000  1,000,000  1,377,704  229,200  438,228    887,982  229,200  438,228    887,982
  25       801,815   1,000,000  1,000,000  2,314,951  255,096  608,880  1,520,493  255,096  608,880  1,520,493
  30     1,116,173   1,000,000  1,195,982  3,677,417  211,537  785,538  2,415,381  211,537  785,538  2,415,381
  35     1,517,381   1,000,000  1,400,950  5,337,130   35,957  920,164  3,505,504   35,957  920,164  3,505,504
         INTERNAL RATE OF RETURN
            ON NET CASH VALUE            INTERNAL RATE OF RETURN
                 ASSUMING                   ON DEATH BENEFIT
 END        HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
  OF     ANNUAL RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY  ----------------------------- --------------------------------
 YEAR      0%        6%       12%        0%         6%         12%
------- --------- --------- --------- ---------- ---------- ----------
   1      -61.91%   -56.98%   -52.05%  6,150.00%  6,150.00%  6,150.00%
   2      -29.12    -23.14    -17.20     642.15     642.15     642.15
   3      -28.20    -21.06    -14.13     258.47     258.47     258.47
   4      -19.30    -12.25     -5.42     148.92     148.92     148.92
   5      -14.53     -7.58      -.86     100.39     100.39     100.39
   6      -11.04     -4.30      2.23      73.77      73.77      73.77
   7       -8.85     -2.27      4.13      57.22      57.22      57.22
   8       -7.38      -.92      5.37      46.06      46.06      46.06
   9       -6.35       .02      6.24      38.07      38.07      38.07
  10       -5.59       .70      6.86      32.11      32.11      32.11
  15       -3.75      2.36      8.39      16.46      16.46      16.46
  20       -3.30      2.91      8.96       9.93       9.93      12.52
  25       -3.67      3.09      9.18       6.48       6.48      11.81
  30       -6.00      3.01      9.08       4.39       5.38      11.20
  35      -30.79      2.61      8.70       3.02       4.63      10.47

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       MALE AND FEMALE BOTH ISSUE AGE 55

       $16,000 ANNUAL PREMIUM FOR NON-SMOKER PREFERRED UNDERWRITING RISK

                            $1,000,000 FACE AMOUNT

 OPTION B (ENHANCED WITH FACE AMOUNT PLUS CASH VALUE)--VARIABLE DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

                             DEATH BENEFIT                  NET CASH VALUE                 CASH VALUE
         PREMIUMS        ASSUMING HYPOTHETICAL          ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL
 END    ACCUMULATED           GROSS ANNUAL                   GROSS ANNUAL                 GROSS ANNUAL
  OF       AT 5%           RATE OF RETURN OF              RATE OF RETURN OF            RATE OF RETURN OF
POLICY   INTEREST   -------------------------------- ---------------------------- ----------------------------
 YEAR    PER YEAR       0%         6%        12%        0%       6%       12%        0%       6%       12%
------  ----------- ---------- ---------- ---------- -------- -------- ---------- -------- -------- ----------
   1    $   16,800  $1,012,163 $1,012,951 $1,013,740 $  6,095 $  6,883 $    7,672 $ 12,163 $ 12,951 $   13,740
   2        34,440   1,025,447  1,027,818  1,030,285   19,379   21,750     24,217   25,447   27,818     30,285
   3        52,962   1,038,524  1,043,334  1,048,528   25,661   30,470     35,665   38,524   43,334     48,528
   4        72,410   1,051,394  1,059,520  1,068,641   38,530   46,657     55,778   51,394   59,520     68,641
   5        92,831   1,064,053  1,076,404  1,090,812   51,190   63,540     77,949   64,053   76,404     90,812
   6       114,272   1,076,499  1,094,007  1,115,245   65,021   82,529    103,766   76,499   94,007    115,245
   7       136,786   1,088,728  1,112,354  1,142,165   78,634  102,261    132,071   88,728  112,354    142,165
   8       160,425   1,100,732  1,131,467  1,171,818   92,023  122,759    163,109  100,732  131,467    171,818
   9       185,246   1,112,503  1,151,369  1,204,474  105,179  144,045    197,150  112,503  151,369    204,474
  10       211,309   1,124,032  1,172,078  1,240,427  118,093  166,139    234,488  124,032  172,078    240,427
  15       362,520   1,178,633  1,289,667  1,483,637  178,633  289,667    483,637  178,633  289,667    483,637
  20       555,508   1,226,456  1,432,652  1,877,990  226,456  432,652    877,990  226,456  432,652    877,990
  25       801,815   1,242,721  1,578,461  2,486,744  242,721  578,461  1,486,744  242,721  578,461  1,486,744
  30     1,116,173   1,168,567  1,658,094  3,366,751  168,567  658,094  2,366,751  168,567  658,094  2,366,751
  35     1,517,381              1,595,316  4,621,159           595,316  3,621,159           595,316  3,621,159
         INTERNAL RATE OF RETURN
            ON NET CASH VALUE            INTERNAL RATE OF RETURN
                 ASSUMING                   ON DEATH BENEFIT
 END        HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
  OF     ANNUAL RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY  ----------------------------- --------------------------------
 YEAR      0%        6%       12%        0%         6%         12%
------- --------- --------- --------- ---------- ---------- ----------
   1      -61.91%   -56.98%   -52.05%  6,226.02%  6,230.94%  6,235.87%
   2      -29.12    -23.14    -17.20     652.13     653.05     654.01
   3      -28.20    -21.06    -14.13     263.56     264.19     264.86
   4      -19.30    -12.25     -5.43     152.57     153.14     153.77
   5      -14.53     -7.58      -.86     103.39     103.95     104.60
   6      -11.04     -4.31      2.23      76.41      76.99      77.69
   7       -8.85     -2.27      4.12      59.64      60.25      61.01
   8       -7.39      -.93      5.37      48.31      48.96      49.79
   9       -6.36       .01      6.23      40.21      40.90      41.81
  10       -5.61       .68      6.85      34.16      34.89      35.89
  15       -3.79      2.32      8.35      18.26      19.24      20.76
  20       -3.42      2.79      8.87      11.59      12.83      14.97
  25       -4.10      2.73      9.04       7.89       9.42      12.25
  30       -8.02      1.96      8.98       5.25       7.13      10.76
  35                   .34      8.84                  5.23       9.87

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       MALE AND FEMALE BOTH ISSUE AGE 55

       $16,000 ANNUAL PREMIUM FOR NON-SMOKER PREFERRED UNDERWRITING RISK

                            $1,000,000 FACE AMOUNT

                  OPTION C (FACE AMOUNT)--FIXED DEATH BENEFIT

             THIS ILLUSTRATION IS BASED ON CURRENT POLICY CHARGES.

                             DEATH BENEFIT                   NET CASH VALUE                   CASH VALUE
         PREMIUMS        ASSUMING HYPOTHETICAL           ASSUMING HYPOTHETICAL          ASSUMING HYPOTHETICAL
 END    ACCUMULATED           GROSS ANNUAL                    GROSS ANNUAL                   GROSS ANNUAL
  OF       AT 5%           RATE OF RETURN OF               RATE OF RETURN OF              RATE OF RETURN OF
POLICY   INTEREST   -------------------------------- ------------------------------ ------------------------------
 YEAR    PER YEAR       0%         6%        12%        0%        6%        12%        0%        6%        12%
------  ----------- ---------- ---------- ---------- -------- ---------- ---------- -------- ---------- ----------
   1    $   16,800  $1,000,000 $1,000,000 $1,000,000 $  6,095 $    6,883 $    7,672 $ 12,163 $   12,951 $   13,740
   2        34,440   1,000,000  1,000,000  1,000,000   19,379     21,751     24,217   25,447     27,819     30,285
   3        52,962   1,000,000  1,000,000  1,000,000   25,662     30,471     35,666   38,525     43,334     48,529
   4        72,410   1,000,000  1,000,000  1,000,000   38,532     46,659     55,781   51,395     59,522     68,644
   5        92,831   1,000,000  1,000,000  1,000,000   51,194     63,546     77,955   64,057     76,409     90,818
   6       114,272   1,000,000  1,000,000  1,000,000   65,030     82,540    103,780   76,508     94,018    115,258
   7       136,786   1,000,000  1,000,000  1,000,000   78,651    102,282    132,099   88,744    112,376    142,193
   8       160,425   1,000,000  1,000,000  1,000,000   92,053    122,798    163,163  100,761    131,507    171,871
   9       185,246   1,000,000  1,000,000  1,000,000  105,229    144,114    197,246  112,553    151,438    204,570
  10       211,309   1,000,000  1,000,000  1,000,000  118,172    166,254    234,654  124,111    172,193    240,593
  15       362,520   1,000,000  1,000,000  1,000,000  179,176    290,597    485,256  179,176    290,597    485,256
  20       555,508   1,000,000  1,000,000  1,000,000  229,200    438,228    889,792  229,200    438,228    889,792
  25       801,815   1,000,000  1,000,000  1,629,101  255,096    608,880  1,551,525  255,096    608,880  1,551,525
  30     1,116,173   1,000,000  1,000,000  2,750,238  211,537    800,284  2,619,274  211,537    800,284  2,619,274
  35     1,517,381   1,000,000  1,104,206  4,539,271   35,957  1,051,625  4,323,115   35,957  1,051,625  4,323,115
         INTERNAL RATE OF RETURN
            ON NET CASH VALUE            INTERNAL RATE OF RETURN
                 ASSUMING                   ON DEATH BENEFIT
 END        HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
  OF     ANNUAL RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY  ----------------------------- --------------------------------
 YEAR      0%        6%       12%        0%         6%         12%
------- --------- --------- --------- ---------- ---------- ----------
   1      -61.91%   -56.98%   -52.05%  6,150.00%  6,150.00%  6,150.00%
   2      -29.12    -23.14    -17.20     642.15     642.15     642.15
   3      -28.20    -21.06    -14.13     258.47     258.47     258.47
   4      -19.30    -12.25     -5.42     148.92     148.92     148.92
   5      -14.53     -7.58      -.86     100.39     100.39     100.39
   6      -11.04     -4.30      2.23      73.77      73.77      73.77
   7       -8.85     -2.27      4.13      57.22      57.22      57.22
   8       -7.38      -.92      5.37      46.06      46.06      46.06
   9       -6.35       .02      6.24      38.07      38.07      38.07
  10       -5.59       .70      6.86      32.11      32.11      32.11
  15       -3.75      2.36      8.39      16.46      16.46      16.46
  20       -3.30      2.91      8.98       9.93       9.93       9.93
  25       -3.67      3.09      9.31       6.48       6.48       9.62
  30       -6.00      3.12      9.49       4.39       4.39       9.74
  35      -30.79      3.26      9.59       3.02       3.50       9.79

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       MALE AND FEMALE BOTH ISSUE AGE 55

       $16,000 ANNUAL PREMIUM FOR NON-SMOKER PREFERRED UNDERWRITING RISK

                            $1,000,000 FACE AMOUNT

           OPTION A (ENHANCED WITH FACE AMOUNT)--FIXED DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

                             DEATH BENEFIT                  NET CASH VALUE                 CASH VALUE
         PREMIUMS        ASSUMING HYPOTHETICAL          ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL
 END    ACCUMULATED           GROSS ANNUAL                   GROSS ANNUAL                 GROSS ANNUAL
  OF       AT 5%           RATE OF RETURN OF              RATE OF RETURN OF            RATE OF RETURN OF
POLICY   INTEREST   -------------------------------- ---------------------------- ----------------------------
 YEAR    PER YEAR       0%         6%        12%        0%       6%       12%        0%       6%       12%
------  ----------- ---------- ---------- ---------- -------- -------- ---------- -------- -------- ----------
   1    $   16,800  $1,000,000 $1,000,000 $1,000,000 $  5,561 $  6,319 $    7,078 $ 11,629 $ 12,387 $   13,147
   2        34,440   1,000,000  1,000,000  1,000,000   17,622   19,878     22,226   23,690   25,946     28,294
   3        52,962   1,000,000  1,000,000  1,000,000   22,576   27,106     32,005   35,439   39,969     44,868
   4        72,410   1,000,000  1,000,000  1,000,000   33,995   41,590     50,129   46,858   54,453     62,992
   5        92,831   1,000,000  1,000,000  1,000,000   45,062   56,529     69,938   57,925   69,392     82,801
   6       114,272   1,000,000  1,000,000  1,000,000   57,131   73,295     92,960   68,609   84,773    104,438
   7       136,786   1,000,000  1,000,000  1,000,000   68,780   90,481    117,962   78,874  100,574    128,056
   8       160,425   1,000,000  1,000,000  1,000,000   79,958  108,052    145,103   88,667  116,760    153,812
   9       185,246   1,000,000  1,000,000  1,000,000   90,595  125,954    174,545   97,919  133,278    181,869
  10       211,309   1,000,000  1,000,000  1,000,000  100,606  144,121    206,462  106,545  150,061    212,401
  15       362,520   1,000,000  1,000,000  1,000,000  136,890  235,177    410,461  136,890  235,177    410,461
  20       555,508   1,000,000  1,000,000  1,113,745  129,921  309,487    717,850  129,921  309,487    717,850
  25       801,815   1,000,000  1,000,000  1,755,429   29,956  330,360  1,152,991   29,956  330,360  1,152,991
  30     1,116,173   1,000,000  1,000,000  2,472,087           185,290  1,623,702           185,290  1,623,702
  35     1,517,381   1,000,000  1,000,000  2,824,120                    1,854,923                    1,854,923
         INTERNAL RATE OF RETURN
            ON NET CASH VALUE            INTERNAL RATE OF RETURN
                 ASSUMING                   ON DEATH BENEFIT
 END        HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
  OF     ANNUAL RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY  ----------------------------- --------------------------------
 YEAR      0%        6%       12%        0%         6%         12%
------- --------- --------- --------- ---------- ---------- ----------
   1      -65.24%   -60.50%   -55.76%  6,150.00%  6,150.00%  6,150.00%
   2      -33.75    -27.84    -21.97     642.15     642.15     642.15
   3      -33.24    -25.97    -18.94     258.47     258.47     258.47
   4      -23.76    -16.52     -9.54     148.92     148.92     148.92
   5      -18.56    -11.36     -4.45     100.39     100.39     100.39
   6      -14.67     -7.67      -.92      73.77      73.77      73.77
   7      -12.22     -5.34      1.30      57.22      57.22      57.22
   8      -10.58     -3.78      2.78      46.06      46.06      46.06
   9       -9.44     -2.69      3.82      38.07      38.07      38.07
  10       -8.65     -1.91      4.59      32.11      32.11      32.11
  15       -7.41      -.25      6.45      16.46      16.46      16.46
  20       -9.67      -.32      7.19       9.93       9.93      10.81
  25      -34.82     -1.51      7.41       6.48       6.48      10.09
  30                 -7.15      7.02                  4.39       9.20
  35                            5.92                             7.77

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       MALE AND FEMALE BOTH ISSUE AGE 55

       $16,000 ANNUAL PREMIUM FOR NON-SMOKER PREFERRED UNDERWRITING RISK

                            $1,000,000 FACE AMOUNT

 OPTION B (ENHANCED WITH FACE AMOUNT PLUS CASH VALUE)--VARIABLE DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

                             DEATH BENEFIT                  NET CASH VALUE                 CASH VALUE
         PREMIUMS        ASSUMING HYPOTHETICAL          ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL
 END    ACCUMULATED           GROSS ANNUAL                   GROSS ANNUAL                 GROSS ANNUAL
  OF       AT 5%           RATE OF RETURN OF              RATE OF RETURN OF            RATE OF RETURN OF
POLICY   INTEREST   -------------------------------- ---------------------------- ----------------------------
 YEAR    PER YEAR       0%         6%        12%        0%       6%       12%        0%       6%       12%
------  ----------- ---------- ---------- ---------- -------- -------- ---------- -------- -------- ----------
   1    $   16,800  $1,011,629 $1,012,387 $1,013,146 $  5,561 $  6,319 $    7,078 $ 11,629 $ 12,387 $   13,146
   2        34,440   1,023,685  1,025,941  1,028,289   17,617   19,873     22,221   23,685   25,941     28,289
   3        52,962   1,035,424  1,039,952  1,044,849   22,561   27,089     31,986   35,424   39,952     44,849
   4        72,410   1,046,821  1,054,410  1,062,941   33,958   41,547     50,078   46,821   54,410     62,941
   5        92,831   1,057,849  1,069,300  1,082,690   44,986   56,437     69,827   57,849   69,300     82,690
   6       114,272   1,068,472  1,084,599  1,104,220   56,994   73,121     92,742   68,472   84,599    104,220
   7       136,786   1,078,643  1,100,271  1,127,660   68,549   90,178    117,567   78,643  100,271    127,660
   8       160,425   1,088,299  1,116,260  1,153,133   79,591  107,551    144,425   88,299  116,260    153,133
   9       185,246   1,097,356  1,132,484  1,180,750   90,032  125,160    173,426   97,356  132,484    180,750
  10       211,309   1,105,710  1,148,838  1,210,613   99,771  142,899    204,674  105,710  148,838    210,613
  15       362,520   1,132,732  1,227,767  1,397,152  132,732  227,767    397,152  132,732  227,767    397,152
  20       555,508   1,116,399  1,278,632  1,648,454  116,399  278,632    648,454  116,399  278,632    648,454
  25       801,815              1,228,675  1,930,341           228,675    930,341           228,675    930,341
  30     1,116,173                         2,134,495                    1,134,495                    1,134,495
  35     1,517,381                         1,988,165                      988,165                      988,165
         INTERNAL RATE OF RETURN
            ON NET CASH VALUE            INTERNAL RATE OF RETURN
                 ASSUMING                   ON DEATH BENEFIT
 END        HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
  OF     ANNUAL RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY  ----------------------------- --------------------------------
 YEAR      0%        6%       12%        0%         6%         12%
------- --------- --------- --------- ---------- ---------- ----------
   1      -65.25%   -60.51%   -55.76%  6,222.68%  6,227.42%  6,232.16%
   2      -33.76    -27.85    -21.98     651.44     652.32     653.23
   3      -33.26    -25.99    -18.97     263.16     263.75     264.38
   4      -23.80    -16.55     -9.57     152.25     152.78     153.37
   5      -18.61    -11.41     -4.50     103.11     103.63     104.24
   6      -14.74     -7.73      -.99      76.14      76.68      77.33
   7      -12.30     -5.42      1.21      59.37      59.94      60.64
   8      -10.68     -3.88      2.68      48.04      48.64      49.41
   9       -9.57     -2.82      3.70      39.93      40.57      41.41
  10       -8.81     -2.07      4.43      33.87      34.54      35.46
  15       -7.85      -.66      6.07      17.83      18.70      20.11
  20      -11.05     -1.34      6.33      10.83      11.92      13.94
  25                 -4.64      6.00                  7.82      10.68
  30                            5.09                             8.45
  35                            2.96                             6.23

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                       MALE AND FEMALE BOTH ISSUE AGE 55

       $16,000 ANNUAL PREMIUM FOR NON-SMOKER PREFERRED UNDERWRITING RISK

                            $1,000,000 FACE AMOUNT

                  OPTION C (FACE AMOUNT)--FIXED DEATH BENEFIT

           THIS ILLUSTRATION IS BASED ON GUARANTEED POLICY CHARGES.

                             DEATH BENEFIT                  NET CASH VALUE                 CASH VALUE
         PREMIUMS        ASSUMING HYPOTHETICAL          ASSUMING HYPOTHETICAL        ASSUMING HYPOTHETICAL
 END    ACCUMULATED           GROSS ANNUAL                   GROSS ANNUAL                 GROSS ANNUAL
  OF       AT 5%           RATE OF RETURN OF              RATE OF RETURN OF            RATE OF RETURN OF
POLICY   INTEREST   -------------------------------- ---------------------------- ----------------------------
 YEAR    PER YEAR       0%         6%        12%        0%       6%       12%        0%       6%       12%
------  ----------- ---------- ---------- ---------- -------- -------- ---------- -------- -------- ----------
   1    $   16,800  $1,000,000 $1,000,000 $1,000,000 $  5,561 $  6,319 $    7,078 $ 11,629 $ 12,387 $   13,147
   2        34,440   1,000,000  1,000,000  1,000,000   17,622   19,878     22,226   23,690   25,946     28,294
   3        52,962   1,000,000  1,000,000  1,000,000   22,576   27,106     32,005   35,439   39,969     44,868
   4        72,410   1,000,000  1,000,000  1,000,000   33,995   41,590     50,129   46,858   54,453     62,992
   5        92,831   1,000,000  1,000,000  1,000,000   45,062   56,529     69,938   57,925   69,392     82,801
   6       114,272   1,000,000  1,000,000  1,000,000   57,131   73,295     92,960   68,609   84,773    104,438
   7       136,786   1,000,000  1,000,000  1,000,000   68,780   90,481    117,962   78,874  100,574    128,056
   8       160,425   1,000,000  1,000,000  1,000,000   79,958  108,052    145,103   88,667  116,760    153,812
   9       185,246   1,000,000  1,000,000  1,000,000   90,595  125,954    174,545   97,919  133,278    181,869
  10       211,309   1,000,000  1,000,000  1,000,000  100,606  144,121    206,462  106,545  150,061    212,401
  15       362,520   1,000,000  1,000,000  1,000,000  136,890  235,177    410,461  136,890  235,177    410,461
  20       555,508   1,000,000  1,000,000  1,000,000  129,921  309,487    719,183  129,921  309,487    719,183
  25       801,815   1,000,000  1,000,000  1,300,275   29,956  330,360  1,238,357   29,956  330,360  1,238,357
  30     1,116,173              1,000,000  2,175,723           185,290  2,072,117           185,290  2,072,117
  35     1,517,381                         3,518,259                    3,350,723                    3,350,723
         INTERNAL RATE OF RETURN
            ON NET CASH VALUE            INTERNAL RATE OF RETURN
                 ASSUMING                   ON DEATH BENEFIT
 END        HYPOTHETICAL GROSS         ASSUMING HYPOTHETICAL GROSS
  OF     ANNUAL RATE OF RETURN OF       ANNUAL RATE OF RETURN OF
POLICY  ----------------------------- --------------------------------
 YEAR      0%        6%       12%        0%         6%         12%
------- --------- --------- --------- ---------- ---------- ----------
   1      -65.24%   -60.50%   -55.76%  6,150.00%  6,150.00%  6,150.00%
   2      -33.75    -27.84    -21.97     642.15     642.15     642.15
   3      -33.24    -25.97    -18.94     258.47     258.47     258.47
   4      -23.76    -16.52     -9.54     148.92     148.92     148.92
   5      -18.56    -11.36     -4.45     100.39     100.39     100.39
   6      -14.67     -7.67      -.92      73.77      73.77      73.77
   7      -12.22     -5.34      1.30      57.22      57.22      57.22
   8      -10.58     -3.78      2.78      46.06      46.06      46.06
   9       -9.44     -2.69      3.82      38.07      38.07      38.07
  10       -8.65     -1.91      4.59      32.11      32.11      32.11
  15       -7.41      -.25      6.45      16.46      16.46      16.46
  20       -9.67      -.32      7.21       9.93       9.93       9.93
  25      -34.82     -1.51      7.87       6.48       6.48       8.19
  30                 -7.15      8.29                  4.39       8.55
  35                            8.51                             8.72

IT IS EMPHASIZED THAT THE HYPOTHETICAL GROSS ANNUAL RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE GROSS ANNUAL RATES OF RETURN. ACTUAL GROSS RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A POLICY OWNER, THE FREQUENCY OF PREMIUM PAYMENTS CHOSEN BY A POLICY OWNER, AND THE INVESTMENT EXPERIENCE OF THE POLICY'S SUB-ACCOUNTS. THE DEATH BENEFIT, CASH VALUE AND NET CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS ANNUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT VARIED ABOVE OR BELOW THAT AVERAGE DURING THE PERIOD. THEY WOULD ALSO BE DIFFERENT IF ANY POLICY LOAN WERE MADE DURING THE PERIOD. NO REPRESENTATIONS CAN BE MADE BY NELICO OR THE ELIGIBLE FUNDS THAT THOSE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                               ----------------

  The last sentence of the first paragraph on page A-25 of the Prospectus is revised as follows:

    However, no three-year Minimum Premium death benefit guarantee will apply if you make a Policy loan or reinstate the Policy, if you reduce the face amount or make a partial surrender that reduces the face amount, if you add, reduce or delete a rider benefit, or if the rating classification of your Policy is improved in the first three Policy years.